Insurance contract liabilities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs liabilities explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Annuities [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 7,890,881	S/ 8,995,287
Amount, Increase (Decrease)	S/ (712,882)	S/ (928,392)
Percentage	(8.29%)	(9.37%)
Annuities [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 9,447,412	S/ 11,041,604
Amount, Increase (Decrease)	S/ 843,649	S/ 1,117,925
Percentage	9.81%	11.27%
Annuities [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 8,531,246	S/ 9,823,769
Amount, Increase (Decrease)	S/ (72,517)	S/ (99,910)
Percentage	(0.84%)	(1.01%)
Annuities [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 8,679,442	S/ 10,028,431
Amount, Increase (Decrease)	S/ 75,678	S/ 104,752
Percentage	0.88%	1.06%
Retirement Disability And Survival [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 531,597	S/ 557,818
Amount, Increase (Decrease)	S/ (52,110)	S/ (60,634)
Percentage	(8.93%)	(9.80%)
Retirement Disability And Survival [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 645,981	S/ 691,971
Amount, Increase (Decrease)	S/ 62,274	S/ 73,519
Percentage	10.67%	11.89%
Retirement Disability And Survival [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 577,279	S/ 611,223
Amount, Increase (Decrease)	S/ (6,428)	S/ (7,229)
Percentage	(1.10%)	(1.17%)
Retirement Disability And Survival [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 590,423	S/ 626,020
Amount, Increase (Decrease)	S/ 6,716	S/ 7,568
Percentage	1.15%	1.22%
SCTR insurance [member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 217,035	S/ 228,990
Amount, Increase (Decrease)	S/ (26,117)	S/ (31,120)
Percentage	(10.74%)	(11.96%)
SCTR insurance [member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 275,699	S/ 299,710
Amount, Increase (Decrease)	S/ 32,548	S/ 39,600
Percentage	13.39%	15.22%
SCTR insurance [member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 241,489	S/ 258,161
Amount, Increase (Decrease)	S/ (1,663)	S/ (1,949)
Percentage	(0.68%)	(0.75%)
SCTR insurance [member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 244,880	S/ 262,143
Amount, Increase (Decrease)	S/ 1,728	S/ 2,033
Percentage	0.71%	0.78%